Expenses by nature	12 Months Ended
Dec. 31, 2019
Expenses by Nature
Expenses by nature

22    Expenses by nature

	2019	2018	2017
Content providing	61,953	41,551	34,452
Operations personnel	12,500	11,477	10,979
Inventory reserves	8,476	7,252	4,481
Freight	14,569	7,687	4,087
Depreciation and amortization	15,311	5,869	3,161
Other	4,449	6,909	1,357
Cost of sales	117,258	80,745	58,517

Sales personnel	87,352	49,041	26,721
Depreciation and amortization	23,573	11,939	9,799
Sales & marketing	31,208	17,931	9,319
Customer support	30,755	17,274	8,173
Allowance for doubtful accounts	17,392	9,588	5,227
Real estate rentals	1,728	1,923	1,751
Other	7,772	5,574	4,324
Selling expenses	199,780	113,270	65,314

Corporate personnel	53,443	39,382	24,633
Third party services	43,415	14,269	7,814
Real estate rents	2,613	3,429	1,625
Travel expenses	3,439	2,891	2,034
Tax expenses	2,331	2,858	1,716
Software licenses	1,487	1,098	1,128
Share-based compensation plan	66,978	60,297	1,890
Depreciation and amortization	9,430	1,786	1,328
Other	8,302	3,744	6,763
General and administrative expenses	191,438	129,754	48,931

Total	508,476	323,769	172,762